UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burren Capital Advisors Limited
Address: Leisure Island Business Centre
         Ocean Village
         , Gibraltar

13F File Number:  028-14972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick Sullivan
Title:     COO & CCO
Phone:     +350 2006 8880

Signature, Place, and Date of Signing:

 /s/ Patrick Sullivan     Ocean Village, Gibraltar     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $71,129 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RALCORP HOLDINGS INC           COM NEW          04033V203    20195   225266 SH
NEXEN INC                      COM              302633102    25029   929098 SH
TNS INC                        CL A NEW         584690309     2487   120000 SH
ROBBINS AND MYERS INC          COM              65334H102    10403   175000 SH
NEXEN INC                      PUT              65334H952      184   500000 SH
DUFF AND PHELPS CORP           COM              69888P106     1194    76460 SH
WARNACO GROUP INC-THE          COM              74834T103     9527   133124 SH
ASML HOLDING NV                COM              89236Y104     2110    32780 SH